Income Tax Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Balance, beginning of year	$ 109,712	$ 102,305	$ 81,682
Increases to tax positions related to the current year	28,416	21,899	20,453
Increases to tax positions related to prior years	4,469	5,064	4,837
Decreases to tax positions related to prior years		(3,732)	(304)
Reductions due to lapsed statute of limitations	(23,709)	(4,134)	(5,061)
Settlements during current year		(8,957)	(607)
Interest and penalties	(8,327)	(2,733)	1,305
Balance, end of year	$ 110,561	$ 109,712	$ 102,305